Stock Compensation (Details Textual) (USD $)				0 Months Ended	9 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012	Jul. 23, 2013 Restricted Stock [Member]	Mar. 31, 2014 Restricted Stock [Member]
Stock Compensation Textual [Abstract]
Common stock, shares issued	7,671,632	9,961,632	5,300,000	170,632
Stock price at grant date	$ 0.001	$ 0.10	$ 0.10	$ 2.02
Deferred Compensation Arrangement with Individual, Compensation Expense				$ 344,675
Amortized expense					$ 199,339